Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Significant Expenses by Nature

The following table outlines the Company’s significant expenses by nature:

Cost of sales	Year Ended December 31, 2018	Year Ended December 31, 2017
Purchased produce	$44,110	$41,978
Raw materials and consumables used	32,096	40,365
Depreciation and amortization	6,911	7,447
Transportation and storage	21,074	19,999
Employee compensation and benefits	36,091	34,644

	$140,282	$144,433

Selling, general and administrative expenses	Year Ended December 31, 2018	Year Ended December 31, 2017
Employee benefits - salaries and short-term benefits	$8,360	$8,422
Employee benefits - share-based payments	1,454	1,519
Marketing	504	617
Professional services	2,120	1,705
Office expenses	1,680	1,671
Other	1,444	1,479

	$15,562	$15,413

Employee compensation and benefits	Year Ended December 31, 2018	Year Ended December 31, 2017
Salaries and short-term employee benefits	$44,451	$43,066
Share-based compensation	1,454	1,519

	$45,905	$44,585